Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders	¥ (101,729)	$ (15,964)	¥ (293,935)	¥ (905,895)
Denominator:
Weighted average ordinary shares outstanding-basic and diluted	299,714,670	299,714,670	297,334,389	282,129,663
Loss per ordinary share basic and diluted | (per share)	¥ (0.34)	$ (0.05)	¥ (0.99)	¥ (3.21)